EQUITY (Details 4) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Nonvested [Roll Forward]
Employee Service Share Based Compensation Nonvested Award Total Compensation Cost Not Yet Recognized Period For Recognition	1.6
Restricted Stock Units [Member]
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Nonvested [Roll Forward]
RSUs outstanding at beginning of year	2,290	2,063	1,511
Granted	1,295	672	920
Vested	(389)	(379)	(291)
Forfeited	(103)	(66)	(77)
RSUs outstanding at end of year	3,093	2,290	2,063
Weighted-average grant date fair value per share - RSUs at beginning of year	$ 45.78	$ 43.51	$ 38.13
Granted	$ 39.41	$ 47.57	$ 49.91
Vested	$ 44.43	$ 37.20	$ 37.18
Forfeited	$ 45.49	$ 42.22	$ 38.17
Weighted-average grant date fair value per share - RSUs at end of year	$ 43.23	$ 45.78	$ 43.51
The total unrecognized compensation cost before tax on employee stock options and RSUs	$ 78